Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Balances and Transactions [Abstract]
Schedule of Balances with Related Parties	Balances with related parties:
	December 31,
	2023	2022
Assets:
Other accounts receivable and prepaid	$7	$-
Operating lease right-of-use assets	$631	$2,074

Liabilities:
Trade payables	$5	$130
Other liabilities and accrued expenses	$3	$127
Operating lease liabilities - current	$270	$839
Operating lease liabilities – non-current	$358	$1,270

Schedule of Transactions with Related Parties	Transactions with related parties:
	Year ended December 31,
	2023	2022	2021
Expenses (1):
Cost of revenues	$205	$213	$189
Operating expenses:
Research and development, net	$249	$470	$1,083
Sales and marketing	$119	$166	$194
General and administrative	$545	$360	$212
Capital expenses	$-	$13	$29
(1)	Including utilities expenses charged to the related party and reimbursed by the Company.